Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 30,018,273	₩ 31,883,535	₩ 33,770,339
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	68,802,624	67,499,667
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(38,777,129)	(35,608,601)
Government grants	(7,222)	(7,531)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,548,002	2,527,650	2,601,208
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,553,957	2,534,102
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,955)	(6,452)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,402,452	4,877,018	4,995,631
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,146,294	9,311,426
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,743,449)	(4,433,996)
Government grants	(393)	(412)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,917,924	2,765,852	2,908,480
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,884,277	5,452,713
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,966,304)	(2,686,802)
Government grants	(49)	(59)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,518,129	19,367,957	20,318,390
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,610,225	46,669,612
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29,091,754)	(27,301,410)
Government grants	(342)	(245)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,341	32,861	46,699
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	302,767	296,815
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(271,381)	(263,884)
Government grants	(45)	(70)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	66,164	63,640	71,380
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	399,638	380,144
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(333,387)	(315,446)
Government grants	(87)	(1,058)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	136,287	145,439	132,406
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	638,553	643,779
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(502,215)	(498,192)
Government grants	(51)	(148)
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	137,564	145,257	159,013
Finance lease assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	213,873	243,160
Finance lease assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(76,309)	(97,903)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80,771	65,515
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	88,773	70,031
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(8,002)	(4,516)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,179,639	1,892,346	₩ 2,537,132
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,964,267	1,897,885
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(778,373)
Government grants	₩ (6,255)	₩ (5,539)